Cover	Apr. 25, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2023
Entity File Number	001-40944
Entity Registrant Name	NewHold Investment Corp. II
Entity Central Index Key	0001852931
Entity Tax Identification Number	86-2298898
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12141 Wickchester Lane
Entity Address, Address Line Two	Suite 325
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	212
Local Phone Number	653-0153
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NHIC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	NHICW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	NHICU
Security Exchange Name	NASDAQ